Supplemental Disclosure with Respect to Cash Flows - Additional Information (Detail) - CAD ($)								12 Months Ended
	Dec. 11, 2018	Dec. 06, 2018	Jun. 12, 2018	Jun. 11, 2018	Dec. 12, 2017	Dec. 11, 2017	Jun. 12, 2017	Dec. 31, 2018	Dec. 31, 2017
Schedule of cash flow supplemental [line items]
Issue of shares on convertible debenture interest payment (shares)	693,994	693,994	745,378	745,378	555,670	555,670	327,863
Issue of shares on convertible debenture interest payment	$ 1,894,603	$ 1,894,603	$ 2,154,142	$ 2,154,142	$ 1,955,959	$ 1,955,958	$ 963,917	$ 4,048,745	$ 2,919,876
Share-based payments								13,736,299	9,183,667
Exercise of options								(5,074,334)	(1,128,032)
Issue of shares for exploration and evaluation assets									$ 333,330
Dufferin Lake Property [member]
Schedule of cash flow supplemental [line items]
Issue of shares for exploration and evaluation assets (shares)									111,110
Issue of shares for exploration and evaluation assets									$ 333,330
Increase in ownership interest due to issuances of shares									40.00%
Included in exploration and evaluation assets [member]
Schedule of cash flow supplemental [line items]
Share-based payments								$ 3,119,563	$ 3,309,791
IsoEnergy Ltd. [member]
Schedule of cash flow supplemental [line items]
Issue of shares for exploration and evaluation assets (shares)									4,000,000
Issue of shares for exploration and evaluation assets									$ 3,040,000
IsoEnergy Ltd. [member] | Geiger Property [member]
Schedule of cash flow supplemental [line items]
Issue of shares for exploration and evaluation assets (shares)								3,330,000	1,000,000
Issue of shares for exploration and evaluation assets								$ 1,282,050
IsoEnergy Ltd. [member] | Laroque East uranium exploration property [member]
Schedule of cash flow supplemental [line items]
Issue of shares for exploration and evaluation assets (shares)								1,000,000
Issue of shares for exploration and evaluation assets								$ 350,000
Reserves [member]
Schedule of cash flow supplemental [line items]
Exercise of options								3,276,872	$ 853,100
Included in accounts payable and accrued liabilities [member]
Schedule of cash flow supplemental [line items]
Exploration and evaluation asset expenditures								2,763,713	612,900
Equipment expenditures								114,376	305,135
Interest expense related to convertible debentures								$ 708,960	$ 689,976